         PUTNAM HARTFORD CAPITAL MANAGER EDGE (SERIES III & SERIES IIIR)
                              SEPARATE ACCOUNT TEN
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-101940

        SUPPLEMENT DATED JULY 1, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

                SUPPLEMENT DATED JULY 1, 2004 TO YOUR PROSPECTUS

The following is added to the discussion of the DCA Plus Program under the Sub-Section of the prospectus entitled "Dollar Cost Averaging Plus ("DCA Plus") Programs" in the "Fixed Accumulation Feature" Section in the prospectus:

         We may receive payments from Putnam Retail Management Limited Partnership to help reimburse us for the cost of crediting higher rates under a DCA Plus Program.












  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4319